Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities
Schedule of other current liabilities

	December 31,
($ thousands)	2015	2014

Accrued interest payable	171,486	105,749
Accrued expenses	168,160	117,678
Employee compensation	155,753	100,158
Taxes other than income taxes	112,690	83,688
Jackpot liabilities	110,979	—
Deferred revenue	57,089	62,556
Current financial liabilities	48,584	81,973
Advance payments from customers	33,976	17,505
Other current liabilities	26,955	27,858
Short term provisions	19,544	1,203
Advance billings	17,370	17,654
Bridge and consent fees payable	—	88,994
Dividends payable	—	157,341

	922,586	862,357

Schedule of other non-current liabilities

	December 31,
($ thousands)	2015	2014

Jackpot liabilities	226,264	—
Finance leases	71,548	79,695
Royalties payable	38,311	—
Deferred revenue	38,308	50,391
Reserve for uncertain tax positions	29,970	7,906
Italian staff severance fund	11,385	12,224
Long-term provisions	10,888	15,829
Contingent liabilities	6,945	8,438
Other	28,874	25,934

	462,493	200,417